Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Investor Class
Trading Symbol	RPMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.30%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Investor Class generated a return of +15.41% for the twelve-month period ended May 31, 2024, underperforming the Russell 3000 Index return of +27.58% over the same period. Over half our holdings now trade at a 25% or greater discount to private market value. The skewed market environment is thus providing significant measurable opportunities for our clients in Mid Cap PMV. We would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small and mid-capitalization companies by over 600 bps during the period (Russell 1000 Index +28.01% vs. Russell 2500 Index +21.70%) and 2) Growth outperformed Value by over 1000 bps (Russell 3000 Growth Index +32.81% vs. Russell 3000 Value Index +21.71%). Within the portfolio, stock selection and sector allocation were both negative. At the sector level, Information Technology, Materials and Industrials were the largest relative detractors while Health Care and Consumer Staples (one stock) were contributors. Regarding stock selection, several of the largest detractors – including Sealed Air, FMC Corp. and Leslie’s – were hit by severe destocking headwinds following the overstocking that occurred when customers were scrambling to build inventory after the pandemic-induced recent supply chain challenges.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	15.41	7.22	6.03
Russell 3000 Total Return	27.58	15.00	12.09
Russell Midcap Value Total Return	23.67	10.28	8.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information. Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 122,289,501
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 903,304
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$122,289,501
Number of Holdings	43
Net Advisory Fee	$903,304
Portfolio Turnover	18%

Holdings [Text Block]

Industry	(%)**
Financials	25.3%
Industrials	12.1%
Health Care	11.9%
Real Estate	11.7%
Consumer Discretionary	8.6%
Information Technology	8.4%
Materials	6.1%
Communication Services	5.1%
Consumer Staples	3.0%
Cash & Other	7.8%

Top 10 Issuers	(%)**
Lantheus Holdings	4.1%
First American Treasury Obligations Fund	3.7%
SS&C Technologies Holdings	3.6%
Fidelity National Information Services	3.4%
Encompass Health	3.4%
Live Nation Entertainment	3.2%
Fidelity National Financial	3.0%
BJ’s Wholesale Club Holdings	3.0%
Affiliated Managers Group	2.9%
Insperity	2.8%
[1]
Updated Prospectus Web Address	https://reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Advisor Class generated a return of +15.71% for the twelve-month period ended May 31, 2024, underperforming the Russell 3000 Index return of +27.58% over the same period. Over half our holdings now trade at a 25% or greater discount to private market value. The skewed market environment is thus providing significant measurable opportunities for our clients in Mid Cap PMV. We would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small and mid-capitalization companies by over 600 bps during the period (Russell 1000 Index +28.01% vs. Russell 2500 Index +21.70%) and 2) Growth outperformed Value by over 1000 bps (Russell 3000 Growth Index +32.81% vs. Russell 3000 Value Index +21.71%). Within the portfolio, stock selection and sector allocation were both negative. At the sector level, Information Technology, Materials and Industrials were the largest relative detractors while Health Care and Consumer Staples (one stock) were contributors. Regarding stock selection, several of the largest detractors – including Sealed Air, FMC Corp. and Leslie’s – were hit by severe destocking headwinds following the overstocking that occurred when customers were scrambling to build inventory after the pandemic-induced recent supply chain challenges.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class	15.71	7.49	6.30
Russell 3000 Total Return	27.58	15.00	12.09
Russell Midcap Value Total Return	23.67	10.28	8.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information. Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 122,289,501
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 903,304
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$122,289,501
Number of Holdings	43
Net Advisory Fee	$903,304
Portfolio Turnover	18%

Holdings [Text Block]

Industry	(%)**
Financials	25.3%
Industrials	12.1%
Health Care	11.9%
Real Estate	11.7%
Consumer Discretionary	8.6%
Information Technology	8.4%
Materials	6.1%
Communication Services	5.1%
Consumer Staples	3.0%
Cash & Other	7.8%

Top 10 Issuers	(%)**
Lantheus Holdings	4.1%
First American Treasury Obligations Fund	3.7%
SS&C Technologies Holdings	3.6%
Fidelity National Information Services	3.4%
Encompass Health	3.4%
Live Nation Entertainment	3.2%
Fidelity National Financial	3.0%
BJ’s Wholesale Club Holdings	3.0%
Affiliated Managers Group	2.9%
Insperity	2.8%
[2]
Updated Prospectus Web Address	https://reinhartfunds.com
Institutional Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Institutional Class
Trading Symbol	RPMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Institutional Class generated a return of +15.84% for the twelve-month period ended May 31, 2024, underperforming the Russell 3000 Index return of +27.58% over the same period. Over half our holdings now trade at a 25% or greater discount to private market value. The skewed market environment is thus providing significant measurable opportunities for our clients in Mid Cap PMV. We would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small and mid-capitalization companies by over 600 bps during the period (Russell 1000 Index +28.01% vs. Russell 2500 Index +21.70%) and 2) Growth outperformed Value by over 1000 bps (Russell 3000 Growth Index +32.81% vs. Russell 3000 Value Index +21.71%). Within the portfolio, stock selection and sector allocation were both negative. At the sector level, Information Technology, Materials and Industrials were the largest relative detractors while Health Care and Consumer Staples (one stock) were contributors. Regarding stock selection, several of the largest detractors – including Sealed Air, FMC Corp. and Leslie’s – were hit by severe destocking headwinds following the overstocking that occurred when customers were scrambling to build inventory after the pandemic-induced recent supply chain challenges.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/29/2017)
Institutional Class	15.84	7.62	6.11
Russell 3000 Total Return	27.58	15.00	12.92
Russell Midcap Value Total Return	23.67	10.28	7.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information. Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 122,289,501
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 903,304
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$122,289,501
Number of Holdings	43
Net Advisory Fee	$903,304
Portfolio Turnover	18%

Holdings [Text Block]

Industry	(%)**
Financials	25.3%
Industrials	12.1%
Health Care	11.9%
Real Estate	11.7%
Consumer Discretionary	8.6%
Information Technology	8.4%
Materials	6.1%
Communication Services	5.1%
Consumer Staples	3.0%
Cash & Other	7.8%

Top 10 Issuers	(%)**
Lantheus Holdings	4.1%
First American Treasury Obligations Fund	3.7%
SS&C Technologies Holdings	3.6%
Fidelity National Information Services	3.4%
Encompass Health	3.4%
Live Nation Entertainment	3.2%
Fidelity National Financial	3.0%
BJ’s Wholesale Club Holdings	3.0%
Affiliated Managers Group	2.9%
Insperity	2.8%
[3]
Updated Prospectus Web Address	https://reinhartfunds.com
Investor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Genesis PMV Fund
Class Name	Investor Class
Trading Symbol	RPMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.20%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Genesis PMV Fund – Investor Class generated a return of +27.04% for the twelve-month period ended May 31, 2024, essentially inline with the Russell 3000 Index return of +27.58% over the same period. Given our focus on smaller capitalization companies and Private Market Value valuation discipline, we are pleased with these results given two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by nearly 800 bps during the period (Russell 1000 Index +28.01% vs. Russell 2000 Index +20.13%) and 2) Growth outperformed Value by over 1000 bps (Russell 3000 Growth Index +32.81% vs. Russell 3000 Value Index +21.71%). Within the portfolio, stock selection offset negative sector allocation. At the sector level, Consumer Staples (one stock) and Financials were the largest relative contributors while Information Technology and Real Estate were a drag during the period. Finally, with just four new purchases and two complete sales during the trailing fiscal year, portfolio activity has remained subdued as we continue to believe our companies are well-positioned and attractively valued.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2018)
Investor Class	27.04	12.44	10.39
Russell 3000 Total Return	27.58	15.00	12.81
Russell 2000 Value Total Return	21.76	8.77	5.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information. Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 4,306,595,370,000
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 2,718,744
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$430,659,537
Number of Holdings	39
Net Advisory Fee	$2,718,744
Portfolio Turnover	21%

Holdings [Text Block]

Industry	(%)**
Financials	26.7%
Information Technology	19.5%
Industrials	16.4%
Consumer Discretionary	13.9%
Health Care	9.4%
Real Estate	6.3%
Consumer Staples	2.7%
Materials	1.4%
Cash & Other	3.7%

Top 10 Issuers	(%)**
Lantheus Holdings	5.1%
First Citizens BancShares	4.9%
ACI Worldwide	4.3%
frontdoor	4.2%
U-Haul Holding, Series N	3.8%
Wintrust Financial	3.8%
Insperity	3.8%
Air Lease, Class A	3.7%
First American Treasury Obligations Fund	3.7%
Assured Guaranty	3.6%
[4]
Updated Prospectus Web Address	https://reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Genesis PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Genesis PMV Fund – Advisor Class generated a return of +27.33% for the twelve-month period ended May 31, 2024, essentially inline with the Russell 3000 Index return of +27.58% over the same period. Given our focus on smaller capitalization companies and Private Market Value valuation discipline, we are pleased with these results given two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by nearly 800 bps during the period (Russell 1000 Index +28.01% vs. Russell 2000 Index +20.13%) and 2) Growth outperformed Value by over 1000 bps (Russell 3000 Growth Index +32.81% vs. Russell 3000 Value Index +21.71%). Within the portfolio, stock selection offset negative sector allocation. At the sector level, Consumer Staples (one stock) and Financials were the largest relative contributors while Information Technology and Real Estate were a drag during the period. Finally, with just four new purchases and two complete sales during the trailing fiscal year, portfolio activity has remained subdued as we continue to believe our companies are well-positioned and attractively valued.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2018)
Advisor Class	27.33	12.70	10.67
Russell 3000 Total Return	27.58	15.00	12.81
Russell 2000 Value Total Return	21.76	8.77	5.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information. Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 430,659,537
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 2,718,744
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$430,659,537
Number of Holdings	39
Net Advisory Fee	$2,718,744
Portfolio Turnover	21%

Holdings [Text Block]

Industry	(%)**
Financials	26.7%
Information Technology	19.5%
Industrials	16.4%
Consumer Discretionary	13.9%
Health Care	9.4%
Real Estate	6.3%
Consumer Staples	2.7%
Materials	1.4%
Cash & Other	3.7%

Top 10 Issuers	(%)**
Lantheus Holdings	5.1%
First Citizens BancShares	4.9%
ACI Worldwide	4.3%
frontdoor	4.2%
U-Haul Holding, Series N	3.8%
Wintrust Financial	3.8%
Insperity	3.8%
Air Lease, Class A	3.7%
First American Treasury Obligations Fund	3.7%
Assured Guaranty	3.6%
[5]
Updated Prospectus Web Address	https://reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart International PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart International PMV Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart International PMV Fund – Advisor Class generated a return of +15.00% for the twelve-month period ended May 31, 2024, modestly underperforming the MSCI ACWI ex-US Index return of +16.74% over the same period. Moving onto the specific performance drivers for the fiscal year, solid portfolio results within Materials (one stock) and Information Technology were more than offset by weakness in Financials, Consumer Discretionary and Energy (no holdings in best performing sector; +31.97%). As can be the case within a concentrated portfolio and bottom-up investment process, our largest detractors – including Mercari, Edenred, Endava and JD Logistics were largely idiosyncratic and company-specific with a mix macro concerns, business investments and regulatory headwinds. Conversely, positive standouts included Buzzi Spa, Taiwan Semiconductor, as well as our first buyout in the portfolio with the announced acquisition of Adevinta ASA in November.

Top Contributors
↑	Buzzi Unicem SpA
↑	BAWAG Group AG
↑	Taiwan Semiconductor Manufacturing ADR
↑	International Distribution Services plc
↑	Adevinta ASA

Top Detractors
↓	Mercari, Inc.
↓	Edenred SA
↓	Endava Plc ADR
↓	JD Logistics, Inc.
↓	Bolsa Mexicana de Valores SAB de CV

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2022)
Advisor Class	15.00	9.24
MSCI AC WORLD INDEX ex USA Net (USD)	16.74	7.29
Morningstar Global ex-US Target Market Exposure NR USD	16.90	7.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information. Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 1,718,197
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ (152,652)
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$1,718,197
Number of Holdings	42
Net Advisory Fee	-$152,652
Portfolio Turnover	12%

Holdings [Text Block]

Industry	(%)**
Financials	23.6%
Information Technology	17.7%
Consumer Discretionary	16.8%
Industrials	15.0%
Consumer Staples	8.2%
Real Estate	6.9%
Materials	4.9%
Communication Services	3.6%
Health Care	1.4%
Cash & Other	1.9%

Top 10 Issuers	(%)**
Silicon Motion Technology	4.2%
Taiwan Semiconductor Manufacturing	4.0%
Jeronimo Martins SGPS SA	3.8%
Bank of Ireland Group plc	3.3%
Edenred	3.3%
Euronet Worldwide	3.3%
BAWAG Group AG	3.2%
Buzzi Unicem SpA	3.1%
B&M European Value Retail SA	3.1%
Capgemini SE	2.9%

Top Ten Countries	(%)**
United Kingdom	13.5%
United States	10.8%
France	10.7%
Canada	10.1%
Taiwan, Province Of China	8.2%
Japan	6.5%
China	4.8%
Portugal	3.8%
Ireland	3.3%
Cash & Other	28.3%
[6]
Updated Prospectus Web Address	https://reinhartfunds.com

[1]
**	Percentages are stated as a % of net assets.

[2]
**	Percentages are stated as a % of net assets.

[3]
**	Percentages are stated as a % of net assets.

[4]
**	Percentages are stated as a % of net assets.

[5]
**	Percentages are stated as a % of net assets.

[6]
**	Percentages are stated as a % of net assets.